SCHEDULE OF CHANGES IN DEFERRED REVENUE (Details) - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disaggregation Of Revenues
Deferred revenues as of the beginning of the period	$ 61,235	$ 88,276	$ 88,276	$ 129,720	$ 140,488
Net cash received in advance during the period	565,052	239,405	1,475,446	518,912	249,422
Revenue recognized (consumption tax included) from opening balance of deferred revenue	(61,235)	(88,276)	(91,890)	(113,247)	(65,726)
Revenue recognized (consumption tax included) from deferred revenue arising during current period	(270,477)	(1,726)	(1,410,653)	(424,088)	(183,486)
Foreign exchange effect	(13,400)	(10,117)	56	(23,021)	(10,978)
Deferred revenue as of the end of the period	$ 281,175	$ 227,562	$ 61,235	$ 88,276	$ 129,720